Portfolio of Investments – as of March 31, 2026 (Unaudited)
Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 84.4% of Net Assets

Non-Convertible Bonds — 83.9%
	ABS Car Loan — 5.0%
$200,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	$205,583
100,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.040%, 7/12/2030(a)	101,551
100,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	100,874
190,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 7.240%, 6/20/2029(a)	196,306
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	104,309
130,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	132,152
445,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	463,626
200,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class C, 6.070%, 2/15/2030	202,808
200,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	204,740
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	99,901
40,000	CarMax Auto Owner Trust, Series 2023-2, Class D, 6.550%, 10/15/2029	40,629
65,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	67,150
195,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	198,872
5,000	CarMax Auto Owner Trust, Series 2024-2, Class D, 6.420%, 10/15/2030	5,100
195,000	CarMax Select Receivables Trust, Series 2025-A, Class C, 5.460%, 7/15/2031	198,826
335,000	CarMax Select Receivables Trust, Series 2025-A, Class D, 5.860%, 7/15/2031	341,094
300,000	CarMax Select Receivables Trust, Series 2025-B, Class D, 5.330%, 7/15/2031	300,889
100,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	101,949
100,000	Carvana Auto Receivables Trust, Series 2024-N2, Class D, 6.440%, 9/10/2030(a)	102,149
100,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	99,976
100,000	Carvana Auto Receivables Trust, Series 2025-P1, Class C, 5.340%, 8/11/2031	100,411
105,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	108,337
100,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	100,635
100,000	Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.380%, 3/17/2036(a)	100,579
200,000	Drive Auto Receivables Trust, Series 2025-2, Class D, 4.900%, 12/15/2032	199,007
265,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.620%, 2/15/2029(a)	269,594
70,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	71,294
285,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	292,222
100,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	99,591
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$245,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.490%, 5/15/2031	$247,051
370,000	FHF Issuer Trust, Series 2025-2A, Class A2, 5.750%, 5/15/2030(a)	369,946
100,000	First Investors Auto Owner Trust, Series 2025-1A, Class D, 5.220%, 12/15/2033(a)	100,236
24,653	Flagship Credit Auto Trust, Series 2021-1, Class D, 1.270%, 3/15/2027(a)	24,592
90,754	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027(a)	90,137
191,602	Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 9/15/2027(a)	189,110
275,000	Flagship Credit Auto Trust, Series 2023-2, Class D, 6.620%, 5/15/2029(a)	268,997
40,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	37,875
90,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	90,064
80,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	81,722
100,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	102,868
100,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	101,772
25,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	25,539
100,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class C, 5.920%, 8/15/2030(a)	102,637
100,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class D, 6.340%, 8/15/2031(a)	103,018
15,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class B, 5.040%, 2/15/2031(a)	15,127
10,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.260%, 3/15/2031(a)	10,057
20,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.740%, 4/15/2032(a)	20,262
200,000	Hyundai Auto Receivables Trust, Series 2025-A, Class C, 4.760%, 6/15/2032	200,134
50,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	51,112
90,940	Lendbuzz Securitization Trust, Series 2026-1A, Class A2, 4.680%, 7/15/2030(a)	90,722
140,000	Prestige Auto Receivables Trust, Series 2023-1A, Class D, 6.330%, 4/16/2029(a)	140,271
140,000	Red Oak Funding Master Trust, Series 2025-1A, Class A, 30 day USD SOFR Average + 2.000%, 5.673%, 12/20/2030(a)(b)	140,162
350,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	358,317
54,624	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/2031(a)	54,919
100,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B, 5.110%, 2/20/2031(a)	101,205
100,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class C, 5.200%, 10/20/2032(a)	100,630
185,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	188,355
270,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	277,329
100,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	101,996

Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$240,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.210%, 4/15/2030(a)	$241,296
100,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, 11/15/2030(a)	100,792
		8,738,404
	ABS Credit Card — 0.5%
200,000	Avant Credit Card Master Trust, Series 2025-1A, Class A, 4.890%, 4/15/2031(a)	198,481
270,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	270,196
110,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.200%, 8/15/2029(a)	110,279
225,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	225,365
		804,321
	ABS Home Equity — 3.5%
86,722	ATLX Trust, Series 2024-RPL1, Class A1, 3.850%, 4/25/2064(a)(b)	84,332
110,821	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	107,567
300,000	BINOM Securitization Trust, Series 2022-RPL1, Class M1, 3.000%, 2/25/2061(a)(b)	244,822
320,000	CAFL Issuer LLC, Series 2026-R1, Class A1, 6.773%, 3/25/2036(a)(b)	319,636
170,000	Cardinal Mortgage Trust, Series 2025-RTL1, Class A1, 5.593%, 11/25/2030(a)(b)	170,262
330,264	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066(a)(b)	303,044
100,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	89,877
100,000	CoreVest American Finance Trust, Series 2021-1, Class C, 2.800%, 4/15/2053(a)	89,066
373,160	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.152%, 12/27/2060(a)(b)	371,848
100,000	CSMC Trust, Series 2017-RPL1, Class M1, 2.983%, 7/25/2057(a)(b)	85,643
66,886	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, REMICS, 30 day USD SOFR Average + 2.100%, 5.762%, 4/25/2043(a)(b)	67,490
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	202,253
105,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	103,589
59,415	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	58,024
81,056	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	73,333
32	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	32
485,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	437,007
158,301	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.750%, 4/25/2061(a)(b)	158,577
201,706	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	185,923
225,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	225,927
119,378	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	119,354
97,126	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061(a)(b)	81,462
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$2,222	Pretium Mortgage Credit Partners LLC, Series 2025-RPL5, Class A1, 4.150%, 1/25/2070(a)(b)	$2,157
100,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	99,600
100,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	99,600
120,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	119,044
165,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	154,070
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	93,630
100,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	94,486
94,100	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	94,135
125,041	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	122,483
85,966	PRPM LLC, Series 2025-2, Class A1, 6.469%, 5/25/2030(a)(b)	85,763
274,676	PRPM LLC, Series 2025-8, Class A1, 5.385%, 10/25/2030(a)(b)	273,436
106,406	PRPM LLC, Series 2025-RCF1, Class A1, 4.500%, 2/25/2055(a)(b)	105,011
94,486	PRPM LLC, Series 2025-RCF5, Class A1, 4.839%, 10/25/2055(a)(b)	93,452
147,073	PRPM LLC, Series 2026-1, Class A1, 5.185%, 2/25/2031(a)(b)	145,520
152,688	PRPM LLC, Series 2026-2, Class A1, 5.089%, 2/25/2031(a)(b)	152,203
141,327	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059(a)(b)	135,837
375,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	375,773
100,000	TVC Mortgage Trust, Series 2026-RRTL1, Class A1, 4.964%, 2/25/2041(a)(b)	99,501
174,802	Verus Securitization Trust, Series 2021-3, Class A1, 1.046%, 6/25/2066(a)(b)	155,662
		6,080,431
	ABS Other — 7.6%
93,949	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	90,608
100,000	Affirm Master Trust, Series 2025-3A, Class B, 4.750%, 10/16/2034(a)	99,380
705,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	705,157
239,091	Aqua Finance Trust, Series 2024-A, Class A, 4.810%, 4/18/2050(a)	239,609
8,553	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	8,572
43,394	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	43,338
100,000	BHG Securitization Trust, Series 2022-A, Class C, 3.080%, 2/20/2035(a)	99,023
109,213	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	113,657
121,907	BHG Securitization Trust, Series 2025-1CON, Class A, 4.820%, 4/17/2036(a)	122,050
265,238	Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, 9/15/2039(a)	264,534
32,157	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	31,837

Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$404,995	CLIF Holdings LLC, Series 2025-1H, Class A, 6.720%, 12/20/2050(a)	$401,902
300,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	297,500
200,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	200,985
45,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	45,103
240,000	Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.286%, 7/25/2050(a)	237,642
170,758	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	172,757
120,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2, 4.650%, 5/20/2049(a)	113,971
245,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	237,653
270,000	EDI ABS Issuer 1 LLC, Series 2025-1A, Class A2, 4.450%, 7/25/2055(a)	258,478
114,384	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	96,540
79,849	Foundation Finance Trust, Series 2023-2A, Class A, 6.530%, 6/15/2049(a)	82,813
345,435	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/20/2045(a)	343,679
52,219	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	52,630
100,000	GreenSky Home Improvement Issuer Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	101,706
74,640	GreenSky Home Improvement Issuer Trust, Series 2024-1, Class C, 6.360%, 6/25/2059(a)	76,016
40,352	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	40,535
42,069	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	42,412
85,378	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	84,835
310,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1A, 5.490%, 9/10/2031(a)	310,498
175,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	175,281
100,000	Kinetic ABS Issuer LLC, Series 2026-1A, Class A2, 5.219%, 2/25/2056(a)	99,715
520,000	Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, 5.597%, 3/25/2056(a)	518,559
232,965	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	221,247
100,000	Mariner Finance Issuance Trust, Series 2024-AA, Class B, 5.680%, 9/22/2036(a)	101,053
70,798	Mosaic Solar Loan Trust, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	66,521
542,180	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	514,252
15,172	MVW LLC, Series 2021-1WA, Class C, 1.940%, 1/22/2041(a)	14,670
120,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	121,046
105,000	OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class A, 4.980%, 10/17/2031(a)	105,277
240,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	225,782
310,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	310,417
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$239,851	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	$241,292
120,790	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	120,613
270,193	OWN Equipment Fund III LLC, Series 2025-2M, Class A, 5.420%, 3/27/2034(a)	269,146
130,000	Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I, 5.274%, 12/06/2055(a)	129,953
100,000	Progress Residential Trust, Series 2022-SFR5, Class C, 5.192%, 6/17/2039(a)	99,526
155,000	QTS Issuer ABS II LLC, Series 2025-1A, Class B, 5.778%, 10/05/2055(a)	149,923
115,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.110%, 12/15/2033(a)	115,416
165,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	165,617
175,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	176,727
250,000	RFS Asset Securitization II LLC, Series 2024-1, Class A, 6.550%, 7/15/2031(a)	253,076
200,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	203,554
510,000	SF ABS Issuer LLC, Series 2025-1A, Class A2, 5.377%, 11/25/2055(a)	499,073
270,000	Shentel Issuer LLC, Series 2025-1A, Class A2, 5.640%, 12/20/2055(a)	272,043
36,610	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	36,610
40,584	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	41,667
381,500	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	361,657
330,000	Sprite Ltd., Series 2026-1, Class A, 5.227%, 3/15/2041(a)	324,724
90,635	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	91,215
46,519	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	42,621
168,715	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049(a)	155,290
269,945	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	260,416
254,799	Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.230%, 4/20/2046(a)	240,359
168,442	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046(a)	153,663
314,670	TMCL VII Holdings Ltd., Series 2025-1H, Class A, 6.430%, 7/23/2050(a)	314,234
535,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 1 day USD SOFR + 1.400%, 5.041%, 11/15/2027(a)(b)	534,777
111,719	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	112,531
150,408	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	153,352
400,000	Zayo Issuer LLC, Series 2025-3A, Class A2, 5.570%, 10/20/2055(a)	400,431
		13,408,746
	ABS Residential Mortgage — 1.9%
215,708	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	215,844

Principal Amount (‡)	Description	Value (†)

	ABS Residential Mortgage — continued
$277,315	GITSIT Mortgage Loan Trust, Series 2025-NPL2, Class A1, 5.425%, 12/25/2055(a)(b)	$275,822
161,425	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(a)(b)	161,624
148,084	Pretium Mortgage Credit Partners LLC, Series 2025-NPL3, Class A1, 6.708%, 4/25/2055(a)(b)	148,225
134,855	Pretium Mortgage Credit Partners LLC, Series 2025-NPL6, Class A1, 5.744%, 6/25/2055(a)(b)	135,062
361,200	Pretium Mortgage Credit Partners LLC, Series 2025-NPL8, Class A1, 5.732%, 8/25/2055(a)(b)	361,962
185,661	Pretium Mortgage Credit Partners LLC, Series 2026-NPL2, Class A1, 5.151%, 2/25/2056(a)(b)	184,200
282,070	Pretium Mortgage Credit Partners LLC, Series 2026-NPL3, Class A1, 4.968%, 2/25/2056(a)(b)	279,758
180,000	Pretium Mortgage Credit Partners LLC, Series 2026-NPL4, Class A1, 5.510%, 4/25/2056(a)(b)	180,009
369,821	RCO IX Mortgage LLC, Series 2025-2, Class A1, 6.513%, 4/25/2030(a)(b)	370,318
358,994	RCO IX Mortgage LLC, Series 2025-4, Class A1, 5.310%, 10/25/2030(a)(b)	358,713
275,000	RCO X Mortgage LLC, Series 2026-1, Class A1, 5.536%, 3/25/2031(a)(b)	275,017
290,344	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	290,704
127,330	VCAT LLC, Series 2026-NPL1, Class A1, 5.101%, 1/25/2056(a)(b)	126,617
		3,363,875
	ABS Student Loan — 1.0%
364,892	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	372,234
41,608	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	39,349
13,005	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	12,357
88,359	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	80,893
135,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	109,187
100,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	72,429
195,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	139,040
120,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	129,222
110,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	99,067
24,967	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035(a)	24,866
159,375	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	154,767
85,185	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1 mo. USD SOFR + 0.844%, 4.517%, 1/15/2053(a)(b)	84,479
210,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	189,106
100,000	SMB Private Education Loan Trust, Series 2023-C, Class B, 6.360%, 11/15/2052(a)	104,084
92,744	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.240%, 3/15/2056(a)	93,520
		1,704,600
Principal Amount (‡)	Description	Value (†)

	ABS Whole Business — 0.4%
$355,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	$357,863
48,125	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	47,754
100,000	Progress Residential Trust, Series 2022-SFR5, Class B, 4.896%, 6/17/2039(a)	99,600
197,500	Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/2054(a)	194,964
		700,181
	Aerospace & Defense — 2.0%
215,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	220,195
400,000	Boeing Co., 5.705%, 5/01/2040	400,629
1,357,000	Boeing Co., 5.805%, 5/01/2050	1,311,848
25,000	Boeing Co., 5.930%, 5/01/2060	23,997
992,000	Boeing Co., 6.858%, 5/01/2054	1,091,770
175,000	Boeing Co., 7.008%, 5/01/2064	193,466
104,000	Honeywell Aerospace, Inc., 4.950%, 3/16/2036(a)	103,189
225,000	Textron, Inc., 4.950%, 3/15/2036	218,754
		3,563,848
	Agency Commercial Mortgage-Backed Securities — 0.1%
115,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)(b)	115,295
	Automotive — 0.2%
155,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	149,944
230,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	218,524
		368,468
	Banking — 5.8%
210,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	211,195
247,000	Capital One Financial Corp., (fixed rate to 9/11/2035, variable rate thereafter), 5.197%, 9/11/2036	239,449
331,000	Goldman Sachs Group, Inc., (fixed rate to 1/21/2036, variable rate thereafter), 5.065%, 1/21/2037	323,609
884,000	Goldman Sachs Group, Inc., (fixed rate to 2/02/2036, variable rate thereafter), 5.387%, 2/02/2041	854,077
260,000	JPMorgan Chase & Co., (fixed rate to 1/22/2036, variable rate thereafter), 4.898%, 1/22/2037	254,412
370,000	JPMorgan Chase & Co., (fixed rate to 4/22/2035, variable rate thereafter), 5.572%, 4/22/2036	381,279
890,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	913,260
859,000	Morgan Stanley, (fixed rate to 1/18/2036, variable rate thereafter), 5.314%, 1/18/2041	829,212
634,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	649,477
290,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	310,292
425,000	Morgan Stanley, (fixed rate to 2/07/2034, variable rate thereafter), 5.942%, 2/07/2039	434,455
230,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	238,783
345,000	Morgan Stanley, (fixed rate to 4/20/2032, variable rate thereafter), 5.297%, 4/20/2037	344,161
316,000	Morgan Stanley, MTN, (fixed rate to 2/13/2031, variable rate thereafter), 1.794%, 2/13/2032	273,637
120,000	Morgan Stanley, Series I, (fixed rate to 10/22/2035, variable rate thereafter), 4.892%, 10/22/2036	116,005
620,000	Morgan Stanley Private Bank NA, (fixed rate to 11/19/2030, variable rate thereafter), 4.465%, 11/19/2031	610,378

Principal Amount (‡)	Description	Value (†)

	Banking — continued
$521,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	$509,741
33,000	Synchrony Financial, (fixed rate to 2/25/2031, variable rate thereafter), 4.947%, 2/25/2032	32,027
120,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	119,901
265,000	Synchrony Financial, (fixed rate to 7/29/2035, variable rate thereafter), 6.000%, 7/29/2036	261,376
195,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	198,129
335,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	343,414
235,000	UBS Group AG, (fixed rate to 5/09/2035, variable rate thereafter), 5.580%, 5/09/2036(a)	238,346
260,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	259,532
243,000	Wells Fargo & Co., (fixed rate to 1/23/2036, variable rate thereafter), 4.960%, 1/23/2037	236,717
960,000	Wells Fargo & Co., (fixed rate to 4/23/2035, variable rate thereafter), 5.605%, 4/23/2036	982,394
		10,165,258
	Brokerage — 1.0%
280,000	BGC Group, Inc., 6.150%, 4/02/2030	284,786
498,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	478,768
140,000	Brookfield Asset Management Ltd., 5.795%, 4/24/2035	142,649
115,000	Citadel LP, 6.000%, 1/23/2030(a)	118,386
90,000	Citadel LP, 6.375%, 1/23/2032(a)	93,280
661,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	670,057
		1,787,926
	Building Materials — 1.3%
450,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	420,062
430,000	Cemex SAB de CV, 3.875%, 7/11/2031	401,393
310,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	308,710
444,000	CRH America Finance, Inc., 5.000%, 2/09/2036	435,883
536,000	Eagle Materials, Inc., 5.000%, 3/15/2036	513,223
78,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	77,352
185,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	184,263
		2,340,886
	Cable Satellite — 1.9%
620,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	364,287
155,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	157,400
350,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	363,354
180,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	187,764
800,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	282,294
200,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	147,910
84,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	83,813
170,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	168,542
265,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	256,306
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$1,223,109	EchoStar Corp., 10.750%, 11/30/2029	$1,321,264
35,000	Time Warner Cable LLC, 6.550%, 5/01/2037	35,287
		3,368,221
	Collateralized Mortgage Obligations — 0.1%
81,391	Federal Home Loan Mortgage Corp., Series 2912, Class EH, REMICS, 5.500%, 1/15/2035(d)	82,559
95,386	Verus Securitization Trust, Series 2021-5, Class A1, 1.013%, 9/25/2066(a)(b)	82,079
		164,638
	Construction Machinery — 0.5%
200,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	203,898
200,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	205,814
475,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	480,979
		890,691
	Consumer Cyclical Services — 0.3%
447,000	Expedia Group, Inc., 5.400%, 2/15/2035	443,454
	Diversified Manufacturing — 0.0%
47,000	Esab Corp., 5.625%, 4/01/2031(a)	47,329
	Electric — 0.3%
147,000	Vistra Operations Co. LLC, 4.700%, 1/31/2031(a)	144,633
100,000	Vistra Operations Co. LLC, 5.250%, 10/15/2035(a)	97,112
208,000	Vistra Operations Co. LLC, 5.350%, 1/31/2036(a)	203,465
90,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	90,541
		535,751
	Environmental — 0.1%
74,000	GFL Environmental Holdings U.S., Inc., 5.500%, 2/01/2034(a)	72,579
70,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	72,438
		145,017
	Finance Companies — 2.8%
314,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	285,183
1,155,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	1,122,571
125,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	128,417
318,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	329,689
150,000	Aircastle Ltd./Aircastle Ireland DAC, 5.250%, 3/15/2030(a)	151,234
150,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	153,588
31,000	Aviation Capital Group LLC, 4.250%, 4/30/2029(a)	30,548
265,000	Aviation Capital Group LLC, 4.800%, 10/24/2030(a)	261,939
41,000	Aviation Capital Group LLC, 4.875%, 1/28/2033(a)	39,565
10,000	Aviation Capital Group LLC, 5.125%, 4/10/2030(a)	10,052
418,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	437,375
225,000	Avolon Holdings Funding Ltd., 4.700%, 1/30/2031(a)	220,477
182,000	Avolon Holdings Funding Ltd., 4.850%, 4/01/2033(a)	174,350
165,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	166,799
95,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	94,514
313,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	288,830
865,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	775,357
289,000	Takeoff Merger Sub, Inc., 4.850%, 3/24/2031(a)	285,386
		4,955,874

Principal Amount (‡)	Description	Value (†)

	Financial Other — 0.0%
$67,282	Country Garden Holdings Co. Ltd., Series AI, 5.000% PIK and/or 2.500% Cash, 12/31/2032(e)(f)	$9,153
8,236	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(e)	268
62,272	Sino-Ocean Group Holding Ltd., 3.000%, 3/27/2033(a)	3,876
34,552	Times China Holdings Ltd., 3.000% PIK and/or 1.000% Cash, 3/30/2029(a)(e)	1,012
128,897	Times China Holdings Ltd., 4.200% PIK, 9/30/2032(a)(e)	3,545
		17,854
	Food & Beverage — 1.0%
290,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.500%, 1/15/2036	290,133
475,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.625%, 3/10/2037(a)	476,487
245,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.950%, 4/20/2035	254,326
205,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.750%, 3/15/2034	225,469
311,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	282,308
199,000	Pilgrim's Pride Corp., 6.875%, 5/15/2034	214,833
		1,743,556
	Gaming — 0.0%
50,000	GLP Capital LP/GLP Financing II, Inc., 6.750%, 12/01/2033	52,661
	Government Owned - No Guarantee — 0.5%
955,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	928,110
	Health Insurance — 0.0%
97,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	86,721
	Healthcare — 0.6%
125,000	HCA, Inc., 4.900%, 11/15/2035	120,851
205,000	HCA, Inc., 5.125%, 6/15/2039	193,196
535,000	HCA, Inc., 5.600%, 4/01/2034	546,365
175,000	HCA, Inc., 5.750%, 3/01/2035	179,927
		1,040,339
	Home Construction — 0.7%
122,000	DR Horton, Inc., 5.000%, 10/15/2034	120,391
170,000	DR Horton, Inc., 5.500%, 10/15/2035	172,503
525,000	Meritage Homes Corp., 5.650%, 3/15/2035	524,428
325,000	Sekisui House U.S., Inc., 6.000%, 1/15/2043	296,368
85,000	Taylor Morrison Communities, Inc., 5.750%, 11/15/2032(a)	85,074
		1,198,764
	Hybrid ARMs — 0.0%
863	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.460%, 5.460%, 2/01/2037(b)	878
4,174	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.840%, 6.544%, 9/01/2036(b)	4,315
		5,193
	Independent Energy — 2.4%
370,000	Aker BP ASA, 5.125%, 10/01/2034(a)	362,094
623,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	630,222
1,350,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	1,182,456
642,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	654,301
125,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	120,008
265,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	246,160
Principal Amount (‡)	Description	Value (†)

	Independent Energy — continued
$85,000	SM Energy Co., 8.375%, 7/01/2028(a)	$87,340
928,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	935,248
		4,217,829
	Industrial Other — 0.1%
252,000	Jacobs Solutions, Inc., 5.375%, 3/03/2036	245,763
	Leisure — 2.0%
362,000	Carnival Corp., 5.750%, 3/15/2030(a)	364,872
325,000	Carnival Corp., 5.750%, 8/01/2032(a)	324,894
328,000	Carnival Corp., 6.125%, 2/15/2033(a)	331,288
468,000	Royal Caribbean Cruises Ltd., 4.750%, 5/15/2033	451,882
351,000	Royal Caribbean Cruises Ltd., 5.250%, 2/27/2038	333,912
152,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	149,332
700,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	706,900
606,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	612,055
185,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	189,141
		3,464,276
	Life Insurance — 1.9%
196,000	Brighthouse Financial, Inc., 3.850%, 12/22/2051	108,948
1,370,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	1,781,028
1,437,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	1,543,654
		3,433,630
	Lodging — 0.5%
95,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	95,810
51,000	Hilton Domestic Operating Co., Inc., 5.500%, 3/31/2034(a)	49,826
202,000	Marriott International, Inc., 5.100%, 5/01/2038	192,039
475,000	Marriott International, Inc., 5.500%, 4/15/2037	472,921
		810,596
	Media Entertainment — 2.2%
173,000	AppLovin Corp., 5.125%, 12/01/2029	174,004
65,000	AppLovin Corp., 5.375%, 12/01/2031	65,638
1,210,000	AppLovin Corp., 5.500%, 12/01/2034	1,199,982
1,396,000	Beignet Investor LLC, 6.581%, 5/30/2049(a)	1,435,306
180,000	Discovery Global Holdings, Inc., 4.279%, 3/15/2032	159,300
608,000	Meta Platforms, Inc., 5.625%, 11/15/2055	569,933
51,000	OAK-Eagle Acquireco, Inc., 7.250%, 7/01/2033(a)	52,841
36,000	Paramount Global, 4.200%, 5/19/2032	30,862
69,000	Paramount Global, 4.950%, 1/15/2031	63,916
62,000	Paramount Global, 7.875%, 7/30/2030	64,723
		3,816,505
	Metals & Mining — 2.1%
200,000	Anglo American Capital PLC, 5.250%, 3/19/2036(a)	195,556
17,000	Commercial Metals Co., 5.750%, 11/15/2033(a)	16,821
36,000	Commercial Metals Co., 6.000%, 12/15/2035(a)	35,491
729,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	662,442
239,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	217,532
270,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	275,831
250,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	257,667
223,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	236,566
1,340,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	1,449,993
35,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	35,015
330,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	333,012
		3,715,926
	Midstream — 2.7%
205,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	186,839
85,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	89,106
152,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	138,163
125,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	132,359

Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$588,000	Energy Transfer LP, 5.000%, 5/15/2044	$510,231
420,000	Energy Transfer LP, 5.600%, 9/01/2034	428,049
465,000	Energy Transfer LP, 5.700%, 4/01/2035	477,569
5,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	4,054
13,000	Sunoco LP, 5.375%, 7/15/2031(a)	12,896
48,000	Sunoco LP, 5.625%, 3/15/2031(a)	47,780
95,000	Targa Resources Corp., 5.500%, 2/15/2035	95,845
785,000	Targa Resources Corp., 5.550%, 8/15/2035	791,710
202,000	Venture Global Plaquemines LNG LLC, 6.125%, 12/15/2030(a)	207,742
237,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	247,059
103,000	Venture Global Plaquemines LNG LLC, 6.500%, 6/15/2034(a)	107,218
225,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	247,321
180,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	201,740
120,000	Western Midstream Operating LP, 5.250%, 2/01/2050	101,210
195,000	Western Midstream Operating LP, 5.300%, 3/01/2048	164,822
35,000	Western Midstream Operating LP, 5.450%, 4/01/2044	31,136
102,000	Western Midstream Operating LP, 5.500%, 12/15/2035	100,310
25,000	Western Midstream Operating LP, 5.500%, 8/15/2048	21,602
274,000	Western Midstream Operating LP, 6.150%, 4/01/2033	285,968
120,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	122,952
		4,753,681
	Non-Agency Commercial Mortgage-Backed Securities — 2.4%
110,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 1 mo. USD SOFR + 1.500%, 5.173%, 11/15/2042(a)(b)	109,863
100,000	BFLD Commercial Mortgage Trust, Series 2025-660F, Class B, 1 mo. USD SOFR + 1.800%, 5.473%, 11/15/2042(a)(b)	99,750
95,000	BPR Trust, Series 2021-NRD, Class B, 1 mo. USD SOFR + 2.124%, 5.797%, 12/15/2038(a)(b)	94,447
105,000	BPR Trust, Series 2021-NRD, Class C, 1 mo. USD SOFR + 2.424%, 6.097%, 12/15/2038(a)(b)	104,251
65,000	BPR Trust, Series 2021-NRD, Class D, 1 mo. USD SOFR + 3.723%, 7.396%, 12/15/2038(a)(b)	64,476
170,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.050%, 11/13/2046(a)(b)	169,875
200,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.164%, 6/15/2041(a)(b)	198,750
100,000	BX Trust, Series 2025-DELC, Class A, 1 mo. USD SOFR + 1.550%, 5.223%, 12/15/2042(a)(b)	100,084
800,000	CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.117%, 4/15/2042(a)(b)	810,754
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	85,058
205,000	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, 9/12/2040(a)	207,297
100,000	Extended Stay America Trust, Series 2025-ESH, Class A, 1 mo. USD SOFR + 1.300%, 4.973%, 10/15/2042(a)(b)	100,000
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$99,068	Extended Stay America Trust, Series 2026-ESH2, Class A, 1 mo. USD SOFR + 1.200%, 4.873%, 2/15/2043(a)(b)	$99,068
99,068	Extended Stay America Trust, Series 2026-ESH2, Class B, 1 mo. USD SOFR + 1.400%, 5.073%, 2/15/2043(a)(b)	99,161
99,068	Extended Stay America Trust, Series 2026-ESH2, Class C, 1 mo. USD SOFR + 1.600%, 5.273%, 2/15/2043(a)(b)	99,223
99,075	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	86,622
115,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(b)	89,137
125,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.550%, 3/05/2033(a)(b)(g)	56,250
131,378	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.500%, 12/15/2047(a)(b)	128,748
200,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.273%, 1/15/2042(a)(b)	199,500
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B, 1 mo. USD SOFR + 2.000%, 5.673%, 1/15/2042(a)(b)	99,750
45,171	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	44,041
9,472	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.601%, 10/15/2046(b)	9,164
495,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class C, 4.108%, 9/15/2049(b)	454,333
80,187	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	76,578
100,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	83,938
105,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	106,887
125,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 4.915%, 12/15/2039(a)(b)	124,805
23,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.464%, 3/15/2044(a)(b)(g)	8,600
124,894	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.152%, 8/15/2046(b)	121,397
112,100	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	96,964
		4,228,771
	Oil Field Services — 0.2%
396,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	389,292
	Other REITs — 0.4%
125,000	Extra Space Storage LP, 2.350%, 3/15/2032	107,256
134,000	Extra Space Storage LP, 5.900%, 1/15/2031	139,888
431,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	427,611
		674,755
	Pharmaceuticals — 0.7%
75,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	68,678

Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — continued
$210,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	$216,366
1,165,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	863,593
		1,148,637
	Property & Casualty Insurance — 0.8%
221,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	219,210
110,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	111,736
85,000	Brown & Brown, Inc., 5.550%, 6/23/2035	84,887
456,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	454,081
555,000	Stewart Information Services Corp., 3.600%, 11/15/2031	490,660
76,000	Willis North America, Inc., 5.150%, 3/15/2036	74,012
		1,434,586
	Restaurants — 0.1%
276,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	259,419
	Retailers — 0.2%
360,000	Amazon.com, Inc., 4.875%, 3/13/2036	356,719
	Sovereigns — 2.1%
600,000	Chile Government International Bonds, 3.100%, 1/22/2061	369,180
600,000	Chile Government International Bonds, 3.250%, 9/21/2071	370,908
200,000	Colombia Government International Bonds, 5.625%, 2/26/2044	157,722
200,000	Colombia Government International Bonds, 7.375%, 9/18/2037	199,026
200,000	Egypt Government International Bonds, 5.800%, 9/30/2027	197,404
225,000	Kyrgyz Republic International Bonds, 7.750%, 6/03/2030(a)	224,404
211,000	Mexico Government International Bonds, 6.125%, 2/09/2038	205,619
301,000	Nigeria Government International Bonds, 6.500%, 11/28/2027	301,902
200,000	Pakistan Government International Bonds, 6.000%, 4/08/2026	199,750
400,000	Pakistan Government International Bonds, 6.875%, 12/05/2027	394,805
351,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	324,244
200,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	181,779
200,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	180,533
420,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	436,267
		3,743,543
	Technology — 6.8%
435,000	Alphabet, Inc., 4.800%, 2/15/2036	433,137
700,000	Atlassian Corp., 5.500%, 5/15/2034	685,466
145,000	Broadcom, Inc., 2.600%, 2/15/2033	126,783
465,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	395,057
240,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	200,558
260,000	Broadcom, Inc., 3.419%, 4/15/2033	237,750
400,000	Broadcom, Inc., 3.469%, 4/15/2034	360,175
85,000	Broadcom, Inc., 4.300%, 11/15/2032	82,768
505,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	461,612
567,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	557,202
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$390,000	Dell International LLC/EMC Corp., 5.100%, 2/15/2036	$381,344
422,000	Entegris, Inc., 4.750%, 4/15/2029(a)	417,160
183,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	179,564
55,000	Leidos, Inc., 4.375%, 5/15/2030	54,111
540,000	Leidos, Inc., 5.000%, 3/15/2036	522,076
108,000	Leidos, Inc., 5.400%, 3/15/2032	110,090
325,000	Leidos, Inc., 5.500%, 3/15/2035	330,274
855,000	Leidos, Inc., 5.750%, 3/15/2033	886,323
260,000	Motorola Solutions, Inc., 5.550%, 8/15/2035	265,822
315,000	MSCI, Inc., 5.250%, 9/01/2035	308,560
225,000	NetApp, Inc., 5.500%, 3/17/2032	230,214
200,000	NetApp, Inc., 5.700%, 3/17/2035	203,748
614,000	Oracle Corp., 3.950%, 3/25/2051	389,064
595,000	Oracle Corp., 5.200%, 9/26/2035	558,107
148,000	Oracle Corp., 5.700%, 2/04/2036	142,300
325,000	Oracle Corp., 5.950%, 9/26/2055	273,413
28,000	Oracle Corp., 6.000%, 8/03/2055	23,475
401,000	Oracle Corp., 6.700%, 2/04/2056	372,170
348,000	Oracle Corp., 6.850%, 2/04/2066	319,924
892,000	Salesforce, Inc., 5.550%, 3/15/2036	889,225
109,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	101,100
340,000	Synopsys, Inc., 5.700%, 4/01/2055	325,068
340,000	TD SYNNEX Corp., 5.300%, 10/10/2035	329,400
290,000	TD SYNNEX Corp., 6.100%, 4/12/2034	299,118
450,000	Trimble, Inc., 6.100%, 3/15/2033	470,836
		11,922,994
	Treasuries — 16.2%
5,783(h )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	976,417
579,000	Canada Government Bonds, 2.250%, 2/01/2028, (CAD)	411,989
1,440,000	Malaysia Government Bonds, 3.519%, 4/20/2028, (MYR)	357,677
2,756,000	Malaysia Government Bonds, 4.054%, 4/18/2039, (MYR)	689,940
143,587(i )	Mexico Bonos, 8.000%, 7/31/2053, (MXN)	662,937
5,734,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	318,227
30,220,000	Turkiye Government Bonds, 36.000%, 8/12/2026, (TRY)	668,115
13,467,000	Turkiye Government Bonds, 36.780%, 10/13/2027, (TRY)	293,435
3,025,000	U.S. Treasury Bonds, 3.250%, 5/15/2042(j)	2,492,553
5,395,000	U.S. Treasury Bonds, 4.625%, 11/15/2045	5,203,646
3,585,000	U.S. Treasury Bonds, 4.625%, 2/15/2046	3,456,164
3,557,000	U.S. Treasury Bonds, 4.750%, 2/15/2045	3,495,030
6,080,000	U.S. Treasury Bonds, 5.000%, 5/15/2045	6,159,087
394,000	U.S. Treasury Notes, 3.500%, 11/30/2030	386,751
2,461,000	U.S. Treasury Notes, 3.500%, 2/28/2031	2,413,318
6,089,000	Uruguay Government International Bonds, 8.000%, 10/29/2035, (UYU)	151,803
2,863,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	72,361
9,175,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	249,972
		28,459,422
	Wireless — 0.6%
286,000	Sprint Capital Corp., 8.750%, 3/15/2032	340,074
375,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	362,695

Principal Amount (‡)	Description	Value (†)

	Wireless — continued
$303,000	T-Mobile USA, Inc., 5.000%, 2/15/2036	$298,430
108,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	112,623
		1,113,822
	Wirelines — 0.4%
145,000	AT&T, Inc., 5.125%, 4/30/2036	143,260
565,000	AT&T, Inc., 5.375%, 8/15/2035	572,338
		715,598
	Total Non-Convertible Bonds (Identified Cost $149,673,368)	147,672,176

Convertible Bonds — 0.2%
	Cable Satellite — 0.2%
79,849	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(e)	285,229
	Financial Other — 0.0%
200,317	CIFI Holdings Group Co. Ltd., Series IAI, Zero Coupon, 6/30/2029(f)	8,676
139,392	Country Garden Holdings Co. Ltd., Series AI, Zero Coupon, 12/31/2031(f)	15,504
691,365	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	13,482
153,904	Sino-Ocean Group Holding Ltd., Zero Coupon, 3/27/2027(a)	1,154
154,300	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	906
30,147	Times China Holdings Ltd., Zero Coupon, 3/30/2027(a)	117
		39,839
	Total Convertible Bonds (Identified Cost $981,101)	325,068

Municipals — 0.3%
	Virginia — 0.3%
780,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $772,464)	593,106
	Total Bonds and Notes (Identified Cost $151,426,933)	148,590,350

Collateralized Loan Obligations — 6.6%
250,000	AIMCO CLO 21 Ltd., Series 2024-21A, Class B, 3 mo. USD SOFR + 1.920%, 5.588%, 4/18/2037(a)(b)	250,000
290,553	Alinea CLO Ltd., Series 2018-1A, Class BR, 3 mo. USD SOFR + 1.150%, 4.818%, 7/20/2031(a)(b)	290,504
250,000	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR4, 3 mo. USD SOFR + 1.370%, 5.039%, 7/22/2038(a)(b)	250,220
265,000	Bain Capital Credit CLO Ltd., Series 2022-4A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.051%, 10/16/2037(a)(b)	265,120
144,917	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R3, 3 mo. USD SOFR + 1.000%, 4.668%, 7/18/2030(a)(b)	144,910
250,000	Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, 3 mo. USD SOFR + 1.310%, 5.467%, 10/23/2038(a)(b)	250,034
250,000	Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1R, 3 mo. USD SOFR + 1.260%, 4.928%, 10/20/2038(a)(b)	249,220
Principal Amount (‡)	Description	Value (†)

$465,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 5.069%, 10/22/2037(a)(b)	$465,353
795,000	CIFC Funding Ltd., Series 2018-1A, Class A1R, 3 mo. USD SOFR + 1.320%, 4.988%, 1/18/2038(a)(b)	795,469
250,000	CIFC Funding Ltd., Series 2019-4A, Class A1R2, 3 mo. USD SOFR + 1.300%, 4.972%, 7/15/2038(a)(b)	250,142
250,000	CIFC Funding Ltd., Series 2019-7A, Class A1R, 3 mo. USD SOFR + 1.280%, 4.948%, 10/19/2038(a)(b)	250,000
250,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3 mo. USD SOFR + 1.912%, 5.584%, 10/15/2034(a)(b)	250,169
255,000	Crown City CLO I, Series 2020-1A, Class A1RR, 3 mo. USD SOFR + 1.370%, 5.038%, 7/20/2038(a)(b)	255,070
455,000	Dryden 53 CLO Ltd., Series 2017-53A, Class BR, 3 mo. USD SOFR + 1.300%, 4.972%, 1/15/2031(a)(b)	454,586
275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 7.468%, 4/20/2037(a)(b)	275,136
330,000	Garnet CLO 2 Ltd., Series 2025-2A, Class A, 3 mo. USD SOFR + 1.350%, 5.431%, 10/20/2038(a)(b)	329,725
300,000	Garnet CLO 3 Ltd., Series 2025-3A, Class A1, 3 mo. USD SOFR + 1.270%, 5.053%, 10/20/2038(a)(b)	299,884
250,000	GCP CLO Warehouse JP Ltd., Series 2025-82A, Class A1, 3 mo. USD SOFR + 1.260%, 5.226%, 10/15/2038(a)(b)	249,749
255,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 6.984%, 4/15/2034(a)(b)	242,922
550,000	Invesco U.S. CLO Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.330%, 5.002%, 1/15/2038(a)(b)	550,275
335,000	Magnetite XLVIII Ltd., Series 2025-48A, Class A1, 3 mo. USD SOFR + 1.280%, 4.952%, 10/15/2038(a)(b)	335,533
305,000	MidOcean Credit CLO XXI, Series 2025-21A, Class A1, 3 mo. USD SOFR + 1.260%, 5.122%, 10/20/2038(a)(b)	304,691
250,000	Northwoods Capital 20 Ltd., Series 2019-20A, Class AR2, 3 mo. USD SOFR + 1.340%, 5.008%, 10/25/2038(a)(b)	250,074
250,000	OCP CLO Ltd., Series 2020-18A, Class A1R2, 3 mo. USD SOFR + 1.370%, 5.038%, 7/20/2037(a)(b)	250,049
500,000	OCP CLO Ltd., Series 2024-38A, Class A, 3 mo. USD SOFR + 1.330%, 5.000%, 1/21/2038(a)(b)	500,500
300,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 5.403%, 4/16/2031(a)(b)	299,482
375,000	OHA Credit Funding 10-R Ltd., Series 2021-10RA, Class A1, 3 mo. USD SOFR + 1.260%, 4.928%, 7/18/2037(a)(b)	375,056
250,000	OHA Loan Funding Ltd., Series 2015-1A, Class A1R4, 3 mo. USD SOFR + 1.250%, 4.918%, 10/19/2038(a)(b)	250,000
690,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.272%, 7/15/2037(a)(b)	690,281
370,000	Rad CLO 26 Ltd., Series 2024-26A, Class A, 3 mo. USD SOFR + 1.370%, 5.038%, 10/20/2037(a)(b)	370,079
285,000	Regatta 35 Funding Ltd., Series 2025-5A, Class A1, 3 mo. USD SOFR + 1.290%, 4.962%, 10/15/2038(a)(b)	285,033
325,000	Silver Point CLO 12 Ltd., Series 2025-12A, Class A1, 3 mo. USD SOFR + 1.310%, 5.289%, 10/15/2038(a)(b)	324,752
250,000	Sixth Street CLO XV Ltd., Series 2020-15A, Class BR, 3 mo. USD SOFR + 1.750%, 5.418%, 10/24/2037(a)(b)	250,592
285,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D1R, 3 mo. USD SOFR + 2.700%, 6.368%, 10/17/2038(a)(b)	278,958

Principal Amount (‡)	Description	Value (†)

$250,000	Symetra CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.368%, 4/20/2038(a)(b)	$249,382
335,000	TPG CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.370%, 5.333%, 7/15/2037(a)(b)	334,743
	Total Collateralized Loan Obligations (Identified Cost $11,741,147)	11,717,693

Senior Loans — 5.3%
	Aerospace & Defense — 0.0%
45,000	TransDigm, Inc., 2026 Term Loan N, 1 mo. USD SOFR + 2.500%, 6.168%, 2/13/2033(b)(k)	45,008
	Automotive — 0.2%
295,000	Allison Transmission, Inc., 2025 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.422%, 1/02/2033(b)(k)	295,738
27,082	First Brands Group LLC, 2021 Term Loan, 10.759% PIK, 3/30/2027(e)(k)(l)	35
32,449	First Brands Group LLC, 2022 Incremental Term Loan, 3 mo. USD SOFR + 5.000%, 10.786%, 3/30/2027(k)(l)	42
23,888	First Brands Group LLC, 2025 DIP Term Loan, 13.671% PIK, 6/29/2026(b)(e)(k)	5,494
68,268	First Brands Group LLC, 2025 PIK DIP Roll-Up Term Loan B, 10.671% PIK , 6/29/2026(b)(e)(k)	46
		301,355
	Brokerage — 0.1%
100,850	Citadel Securities LP, 2024 First Lien Term Loan, 3 mo. USD SOFR + 2.000%, 5.700%, 10/31/2031(b)(k)	100,906
	Building Materials — 0.1%
120,000	Advanced Drainage Systems, Inc., 2026 Term Loan B, 1 mo. USD SOFR + 1.625%, 5.298%, 2/28/2033(b)(k)	120,376
	Construction Machinery — 0.1%
74,677	Terex Corp., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 10/08/2031(b)(k)	74,724
79,393	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.168%, 2/14/2031(b)(k)	79,611
		154,335
	Consumer Cyclical Services — 0.3%
55,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 4/06/2028(b)(k)	55,000
468,617	Aramark Services, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 6/22/2030(b)(k)	468,617
		523,617
	Diversified Manufacturing — 0.1%
106,620	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.000%, 5.673%, 2/11/2028(b)(k)	106,621
92,212	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 6 mo. USD SOFR + 2.000%, 5.641%, 6/13/2031(b)(k)	91,693
		198,314
	Electric — 0.5%
886,432	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 5.521%, 4/16/2031(b)(k)	887,398
	Environmental — 0.2%
299,854	Clean Harbors, Inc., 2025 Term Loan, 1 mo. USD SOFR + 1.500%, 5.168%, 10/08/2032(b)(k)	301,653
Principal Amount (‡)	Description	Value (†)

	Gaming — 0.6%
$292,050	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.419%, 3/04/2032(b)(k)	$291,504
737,709	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.450%, 11/30/2030(b)(k)	728,488
109,175	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 5.700%, 6/04/2032(b)(k)	107,810
		1,127,802
	Healthcare — 0.3%
40,000	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1/15/2031(m)	40,050
32,000	Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD SOFR + 3.750%, 7.418%, 1/15/2031(b)(k)	32,040
461,092	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.418%, 5/09/2031(b)(k)	461,668
		533,758
	Lodging — 0.6%
318,815	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 5.429%, 11/08/2030(b)	319,214
797,036	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 5.418%, 5/24/2030(b)(k)	799,140
		1,118,354
	Media Entertainment — 0.1%
177,000	Electronic Arts, Inc., USD Term Loan B, 3/24/2033(m)	175,894
	Metals & Mining — 0.2%
353,407	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.450%, 3/11/2032(b)(k)	353,259
	Paper — 0.3%
461,415	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.418%, 5/23/2031(b)	462,223
	Pharmaceuticals — 0.3%
630,000	BioMarin Pharmaceutical, Inc., Term Loan B, 1/28/2033(m)	628,034
	Property & Casualty Insurance — 0.2%
93,000	Amynta Agency Borrower, Inc., 2026 Repriced Term Loan B, 12/29/2031(m)	91,522
203,976	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.374%, 2/15/2031(b)(k)	199,006
5,985	Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, 1 mo. USD SOFR + 2.500%, 6.178%, 5/26/2031(b)(k)	5,875
		296,403
	Retailers — 0.1%
72,438	PetSmart, Inc., 2025 USD Term Loan B, 8/18/2032(m)	71,876
35,000	PetSmart, Inc., 2025 USD Term Loan B, 1 mo. USD SOFR + 4.000%, 7.675%, 8/18/2032(b)(k)	34,729
		106,605
	Technology — 0.9%
182,000	CACI International, Inc., 2026 Incremental Term Loan B2, 3/09/2033(m)	181,772
102,188	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 5.425%, 10/24/2030(b)(k)	102,145

Principal Amount (‡)	Description	Value (†)

	Technology — continued
$460,447	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.418%, 1/31/2030(b)(k)	$449,921
926,610	Trans Union LLC, 2024 Term Loan B8, 3 mo. USD SOFR + 1.750%, 5.450%, 6/24/2031(b)(k)	920,986
		1,654,824
	Wireless — 0.1%
201,405	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.420%, 1/25/2031(b)(k)	201,993
	Total Senior Loans (Identified Cost $9,422,635)	9,292,111

Shares
Common Stocks— 0.0%
	Real Estate Management & Development — 0.0%
600	Country Garden Holdings Co. Ltd.(g)	24
87,226	Times China Holdings Ltd.(g)	825
	Total Common Stocks (Identified Cost $252,801)	849

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 3.7%
$4,549,407	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2026 at 2.150% to be repurchased at $4,549,679 on 4/01/2026 collateralized by $4,862,900 U.S. Treasury Note, 0.500% due 8/31/2027 valued at $4,640,443 including accrued interest(n)	$4,549,407
1,176,000	U.S. Treasury Bills, 3.585%, 9/17/2026(o)	1,156,163
894,000	U.S. Treasury Bills, 3.592%–3.601%, 9/24/2026(o)(p)	878,377
	Total Short-Term Investments (Identified Cost $6,583,895)	6,583,947
	Total Investments — 100.0% (Identified Cost $179,427,411)	176,184,950
	Other assets less liabilities — (0.0)%	(46,625)
	Net Assets — 100.0%	$176,138,325

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the value of Rule 144A holdings amounted to
$74,234,598 or 42.1% of net assets.

(b)
Variable rate security. Rate as of March 31, 2026 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(f)	Securities subject to restriction on resale. At March 31, 2026, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
CIFI Holdings Group Co. Ltd.	9/01/2021-12/31/2025	$211,745	$8,676	Less than 0.1%
Country Garden Holdings Co. Ltd.	8/26/2021-12/23/2025	155,660	15,504	Less than 0.1%
Country Garden Holdings Co. Ltd.	8/26/2021-12/23/2025	40,688	9,153	Less than 0.1%

(g)	Non-income producing security.
(h)	Amount shown represents units. One unit represents a principal amount of 1,000.
(i)	Amount shown represents units. One unit represents a principal amount of 100.
(j)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(k)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 1.00%, to which the spread is added.

(l)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(m)	Position is unsettled. Contract rate was not determined at March 31, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(n)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(p)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
DIP	Debtor In Possession
MTN	Medium Term Note
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
RFUCCT	FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
CAD	Canadian Dollar
MXN	Mexican Peso
MYR	Malaysian Ringgit
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At March 31, 2026, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	6/30/2026	1	$208,955	$207,445	$(1,510)
CBOT 5 Year U.S. Treasury Notes Futures	6/30/2026	383	42,032,875	41,432,820	(600,055)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	6/18/2026	5	602,888	582,813	(20,075)
Total					$(621,640)

At March 31, 2026, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Notes Futures	6/18/2026	69	$8,004,394	$7,832,578	$171,816
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$ —	$82,079	$82,559	$164,638
All Other Non-Convertible Bonds(a)	—	147,507,538	—	147,507,538
Total Non-Convertible Bonds	—	147,589,617	82,559	147,672,176
Convertible Bonds(a)	—	325,068	—	325,068
Municipals(a)	—	593,106	—	593,106
Total Bonds and Notes	—	148,507,791	82,559	148,590,350
Collateralized Loan Obligations	—	11,717,693	—	11,717,693
Senior Loans(a)	—	9,292,111	—	9,292,111

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate Management & Development	$ —	$849	$ —	$849
Short-Term Investments	—	6,583,947	—	6,583,947
Total Investments	—	176,102,391	82,559	176,184,950
Futures Contracts (unrealized appreciation)	171,816	—	—	171,816
Total	$171,816	$176,102,391	$82,559	$176,356,766

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(621,640)	$ —	$ —	$(621,640)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2025 and/or March 31, 2026:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2025	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2026	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2026
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$87,386	$ —	$170	$(2,096)	$ —	$(2,901)	$ —	$ —	$82,559	$(1,820)